Exploration and Evaluation Assets - Detailed Information about Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,208	$ 2,226
Additions/Acquisitions		48
Additions, net	108
Acquisition of Chevron's assets	320
Transfers to property, plant and equipment	(52)	(63)
Derecognitions and other	(62)	(2)
Foreign exchange adjustments	4	(1)
Ending balance	2,526	2,208
Exploration and evaluation assets derecognized through depletion, depreciation and amortization expense	62
North America
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,031	2,026
Additions/Acquisitions		45
Additions, net	102
Acquisition of Chevron's assets	320
Transfers to property, plant and equipment	(45)	(38)
Derecognitions and other	0	(2)
Foreign exchange adjustments	0	0
Ending balance	2,408	2,031
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions/Acquisitions		0
Additions, net	0
Acquisition of Chevron's assets	0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Foreign exchange adjustments	0	0
Ending balance	0	0
Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	100	98
Additions/Acquisitions		3
Additions, net	6
Acquisition of Chevron's assets	0
Transfers to property, plant and equipment	0	0
Derecognitions and other	(62)	0
Foreign exchange adjustments	4	(1)
Ending balance	48	100
Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	77	102
Additions/Acquisitions		0
Additions, net	0
Acquisition of Chevron's assets	0
Transfers to property, plant and equipment	(7)	(25)
Derecognitions and other	0	0
Foreign exchange adjustments	0	0
Ending balance	$ 70	$ 77